Regulatory Capital (Tables)	9 Months Ended
Jul. 31, 2022
Regulatory Capital
Summary of Regulatory Capital Position
The following table summarizes the Bank’s regulatory capital positions as at July 31, 2022 and October 31, 2021.
Regulatory Capital Position

(millions of Canadian dollars, except as noted)		As at
	July 31 2022	October 31 2021
Capital
Common Equity Tier 1 Capital	$73,975	$69,937
Tier 1 Capital	80,734	75,716
Total Capital	93,182	87,987
Risk-weighted assets used in the calculation of capital ratios	495,706	460,270
Capital and leverage ratios
Common Equity Tier 1 Capital ratio	14.9%	15.2%
Tier 1 Capital ratio	16.3	16.5
Total Capital ratio	18.8	19.1
Leverage ratio	4.3	4.8
TLAC Ratio	32.0	28.3

TLAC Leverage Ratio	8.5	8.2